Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER PAYABLES
28.	TRADE AND OTHER PAYABLES

	As at December 31,
	2020	2019
Trade payables	276,719	63,550
Employee benefits payable	149,358	182,386
Other payables	1,816,095	1,761,358
Subtotal financial liabilities	2,242,172	2,007,294
Other taxes payable	3,114,370	2,571,125
	5,356,542	4,578,419

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at December 31,
	2020	2019
Current	275,569	52,632
Past due for less than 4 months	1,103	3,959
Past due for over 4 months	47	6,959
	276,719	63,550

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company’s high bargaining power.